COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Sales
Amortization	$ 388,859	$ 349,668	$ 315,581
Driver expenses	121,352	211,204	29,470
Fuel	396,343	422,726	350,357
Salaries and wages	4,983,299	3,352,958	2,187,768
Vehicle rentals	58,042	0	0
Cost of sales	$ 5,947,895	$ 4,336,556	$ 2,883,176